ALLOWANCE FOR IMPAIRMENT LOSSES	12 Months Ended
Dec. 31, 2018
Disclosure of allowance for credit losses [text block] [Abstract]
Disclosure of allowance for credit losses [text block]

NOTE 20: ALLOWANCE FOR IMPAIRMENT LOSSES

ANALYSIS OF MOVEMENT IN THE ALLOWANCE FOR IMPAIRMENT LOSSES BY STAGE

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
In respect of drawn balances
Balance at 31 December 2017					2,227
Adjustment on adoption of IFRS 9 (note 54)					1,033
Balance at 1 January 2018	590	1,147	1,491	32	3,260
Exchange and other adjustments	2	–	133	–	135

Transfers to Stage 1	304	(299)	(5)		–
Transfers to Stage 2	(46)	85	(39)		–
Transfers to Stage 3	(32)	(131)	163		–
Impact of transfers between stages	(233)	401	325		493
	(7)	56	444		493
Other items charged to the income statement	(58)	(107)	696	–	531
Charge to the income statement (note 13)	(65)	(51)	1,140	–	1,024
Advances written off			(1,605)	–	(1,605)
Disposal of businesses[1]	–	(102)	(79)	–	(181)
Recoveries of advances written off in previous years			553	27	580
Discount unwind			(63)	19	(44)
At 31 December 2018	527	994	1,570	78	3,169

In respect of undrawn balances
Balance at 31 December 2017					30
Adjustment on adoption of IFRS 9 (note 54)					243
Balance at 1 January 2018	147	126	–	–	273
Exchange and other adjustments	(5)	(14)	12	–	(7)

Transfers to Stage 1	28	(28)	–		–
Transfers to Stage 2	(6)	6	–		–
Transfers to Stage 3	(2)	(5)	7		–
Impact of transfers between stages	(25)	22	(5)		(8)
	(5)	(5)	2		(8)
Other items charged to the income statement	(14)	(43)	(8)	–	(65)
Charge to the income statement (note 13)	(19)	(48)	(6)	–	(73)
At 31 December 2018	123	64	6	–	193
Total	650	1,058	1,576	78	3,362

In respect of:
Loans and advances to banks	2	–	–	–	2
Loans and advances to customers	525	994	1,553	78	3,150
Debt securities	–	–	6	–	6
Financial assets at amortised cost	527	994	1,559	78	3,158
Other assets	–	–	11	–	11
Provisions in relation to loan commitments and financial guarantees	123	64	6	–	193
Total	650	1,058	1,576	78	3,362
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	–	–	–	1

1	Reflects the sale of the Group’s Irish mortgage portfolio.

The Group income statement charge comprises:

£m
Drawn balances	1,024
Undrawn balances	(73)
Financial assets at fair value through other comprehensive income	(14)
Total	937

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at 31 December, with the exception of those held within Purchased or originated credit-impaired, which are not transferrable. As assets are transferred between stages, the resulting change in expected credit loss of £493 million for drawn balances, and £8 million for undrawn balances, is presented separately as Impacts of transfers between stages, in the stage in which the expected credit loss is recognised at the end of the reporting period.

Net increase and decrease in balances comprise the movements in the expected credit loss as a result of new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off. Consequently, recoveries on assets previously written-off also occur in Stage 3 only.

For the year ended 31 December 2017

	Loans and advances to customers £m	Debt securities £m	Total £m
At 1 January 2017	2,412	76	2,488
Exchange and other adjustments	132	–	132
Advances written off	(1,499)	(44)	(1,543)
Recoveries of advances written off in previous years	482	–	482
Unwinding of discount	(23)	–	(23)
Charge (release) to the income statement (note 13)	697	(6)	691
At 31 December 2017	2,201	26	2,227

Of the total allowance in respect of loans and advances to customers at 31 December 2017 £1,772 million related to lending that had been determined to be impaired (either individually or on a collective basis) at that reporting date.

Of the total allowance in respect of loans and advances to customers at 31 December 2017 £1,201 million was assessed on a collective basis.